Note 9 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Note 9 - Fair Value Measurement (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Fair value disclosure or measurement at December 31, 2012
	Fair value at December 31, 2012	Quoted price in active markets for identical asset (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Short-term investment:
Held-to-maturity securities	$2,639,589	-	$2,639,589	-

Fair value measurement
Trading securities	-	-	-	-
Available-for-sale securities	-	-	-	-

Total assets measured at fair value	-	-	-	-

Available-for-sale Securities [Member]
Note 9 - Fair Value Measurement (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31,
	2012	2013
Beginning balance	$923,582	$-
Purchases	-	81,664,295
Redemption	(916,228)	(81,824,078)
Realized gain(loss)	(45,567)	127,835
Unrealized loss	38,185	-
Exchange difference	28	31,948

Ending balance	$-	$-